Expense Example {- Fidelity Women's Leadership ETF} - 09.30 Fidelity Sustainability U.S. Equity & Women's Leadership ETFs - Combo PRO-05 - Fidelity Women's Leadership ETF - Fidelity Women's Leadership ETF
Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	$ 189